Income Taxes - Components of loss (income) before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Before Income Tax Domestic And Foreign [Line Items]
Income Loss Before Continuing Operations Before Income Taxes	$ 172,601,857	$ 30,672,690
UNITED KINGDOM
Income Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	171,670,156	29,427,631
UNITED STATES
Income Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	696,137	994,933
SPAIN
Income Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	262,064	298,927
INDIA
Income Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(88,448)	(92,982)
TAIWAN
Income Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ 61,948	$ 44,181